Property, plant and equipment - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge/reversal	€ 1,869	€ (19,071)
Depreciation and amortization and impairment	16,853	44,285	€ 14,281
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	12,500	39,500
Research and development expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	3,000	3,500
Marketing and distribution expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	800	700
General and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	500	600
Buildings, leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge/reversal	0	(4,453)
Machinery, laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge/reversal	1,869	(14,618)
Furniture, fittings and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge/reversal	0	0
Hardware
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge/reversal	€ 0	€ 0
Minimum | Buildings, leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Machinery, laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Minimum | Furniture, fittings and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | Hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Maximum | Buildings, leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Maximum | Machinery, laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Maximum | Furniture, fittings and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years